PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Feb. 28, 2025
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Schedule of prepaid expenses and other current assets

	As of	As of
	February 29,	February 28,
	2024	2025
Accounts receivables	$52,739	$94,153
Prepaid VAT (1)	31,784	47,810
Prepayments to suppliers (2)	32,164	42,476
Interest receivable	22,621	9,529
Other deposits	3,106	4,197
Prepaid rental and related fees(3)	2,854	3,187
Receivables of withholding tax for employees related to share incentive plan (4)	4,985	2,154
Others	9,245	12,275

	$159,498	$215,781
(1)	Prepaid VAT represents input VAT from the purchase of goods and services.
(2)	Prepayments to suppliers are primarily for prepaid operating expenses.
(3)	Balances include prepaid rental where the lease term has not yet commenced and rental deposit receivables from leases that have been terminated.
(4)

The receivable represents the withholding tax upon the vesting of non-vested shares or exercise of options that the employees agreed to repay the Group with the proceeds of shares sold subsequent to the option exercise through the Group’s broker.